Vessels, Port Terminals and Other Fixed Assets, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance	$ 350,088	$ 296,133	$ 246,879
Additions	10,577	54,004	49,314
Restructure Of Capital Leases	(4,590)
Disposals	(37)	(49)	(60)
Balance	356,038	350,088	296,133
Cost
Property, Plant and Equipment [Line Items]
Balance	420,266	348,234	281,352
Additions	33,079	72,184	67,043
Restructure Of Capital Leases	(4,590)
Disposals	(37)	(152)	(161)
Balance	448,718	420,266	348,234
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(70,178)	(52,101)	(34,473)
Additions	(22,502)	(18,180)	(17,729)
Restructure Of Capital Leases	0
Disposals	0	103	101
Balance	(92,680)	(70,178)	(52,101)
Dry port terminal
Property, Plant and Equipment [Line Items]
Balance	41,713	34,407	30,780
Additions	9,644	7,335	3,627
Disposals		(49)
Balance	51,537	41,713	34,407
Dry port terminal | Cost
Property, Plant and Equipment [Line Items]
Balance	47,926	39,501	34,826
Additions	11,173	8,577	4,675
Disposals		(152)
Balance	59,099	47,926	39,501
Dry port terminal | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(6,213)	(5,094)	(4,046)
Additions	(1,529)	(1,222)	(1,048)
Disposals		103
Balance	(7,742)	(6,213)	(5,094)
Oil storage, plant and port facilities for liquid cargoes
Property, Plant and Equipment [Line Items]
Balance	21,157	21,820	22,789
Additions	(525)	(663)	(969)
Balance	20,632	21,157	21,820
Oil storage, plant and port facilities for liquid cargoes | Cost
Property, Plant and Equipment [Line Items]
Balance	26,410	25,757	25,303
Additions	731	653	454
Balance	27,141	26,410	25,757
Oil storage, plant and port facilities for liquid cargoes | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(5,253)	(3,937)	(2,514)
Additions	(1,256)	(1,316)	(1,423)
Balance	(6,509)	(5,253)	(3,937)
Tanker Vessels, Barges and Pushboats
Property, Plant and Equipment [Line Items]
Balance	282,973	236,200	190,682
Additions	626	46,773	45,538
Restructure Of Capital Leases	(4,590)
Disposals			(20)
Balance	279,009	282,973	236,200
Tanker Vessels, Barges and Pushboats | Cost
Property, Plant and Equipment [Line Items]
Balance	340,990	278,837	218,433
Additions	20,009	62,153	60,471
Restructure Of Capital Leases	(4,590)
Disposals			(67)
Balance	356,409	340,990	278,837
Tanker Vessels, Barges and Pushboats | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(58,017)	(42,637)	(27,751)
Additions	(19,383)	(15,380)	(14,933)
Restructure Of Capital Leases	0
Disposals			47
Balance	(77,400)	(58,017)	(42,637)
Other fixed assets
Property, Plant and Equipment [Line Items]
Balance	4,245	3,706	2,628
Additions	832	539	1,118
Disposals	(37)		(40)
Balance	5,040	4,245	3,706
Other fixed assets | Cost
Property, Plant and Equipment [Line Items]
Balance	4,940	4,139	2,790
Additions	1,166	801	1,443
Disposals	(37)		(94)
Balance	6,069	4,940	4,139
Other fixed assets | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(695)	(433)	(162)
Additions	(334)	(262)	(325)
Disposals	0		54
Balance	$ (1,029)	$ (695)	$ (433)